Share Capital and Reserves - Schedule of Presentation Reflects Reconciliation of Carrying Amount (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presentation Reflects Reconciliation of Carrying Amount [Abstract]
Opening balance	₪ 7,139
Net amount allocated to Promissory Notes at initial date		10,680
Net amount received from the Third Promissory Note	6,903
Repayment of First Promissory Note in cash		(754)
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(12,581)	(3,313)
Recognition of discount, interest and exchange differences expenses related to Promissory Notes (see Note 16A below)	439	592
Recognition of interest and revaluation expenses related to the Third Promissory Note (see Note 16A below)	889
Net amount received from the Fourth Promissory Note	3,629
Income from exchange rate differentials	(82)	(66)
Closing balance	₪ 6,336	₪ 7,139